Frontier MFG Global Equity Fund
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Number of Shares		Value
COMMON STOCKS 85.3%
	Canada 2.6%
13,797	Brookfield Corp.	$431,407

	France 5.1%
369	L'Oreal SA	152,918
699	LVMH Moet Hennessy Louis Vuitton SE	527,627
1,186	Safran SA	185,857
		866,402
	Germany 3.8%
4,963	SAP SE	642,421

	Hong Kong 1.5%
31,100	AIA Group Ltd.	251,510

	Netherlands 3.6%
1,034	ASML Holding NV	608,768

	Switzerland 3.2%
4,711	Nestle SA	533,266

	United Kingdom 2.4%
8,205	Diageo PLC	302,505
1,465	Reckitt Benckiser Group PLC	103,313
		405,818
	United States 63.1%
2,135	Alphabet, Inc. - Class A (a)	279,386
2,275	Alphabet, Inc. - Class C (a)	299,959
7,484	Amazon.com, Inc. (a)	951,366
3,058	Apple, Inc.	523,560
330	Chipotle Mexican Grill, Inc. (a)	604,504
1,488	HCA Healthcare, Inc.	366,018
5,771	Intercontinental Exchange, Inc.	634,925
1,340	Intuit, Inc.	684,660
3,132	Lowe's Companies, Inc.	650,955
1,648	Mastercard, Inc. - Class A	652,460
1,433	McDonald's Corp.	377,509
3,216	Microsoft Corp.	1,015,452
1,068	Netflix, Inc. (a)	403,277
1,707	Republic Services, Inc.	243,265
1,267	Stryker Corp.	346,233
2,054	Trane Technologies PLC	416,777
1,377	UnitedHealth Group, Inc.	694,270
2,738	Visa, Inc. - Class A	629,767
3,578	WEC Energy Group, Inc.	288,208
4,700	Yum! Brands, Inc.	587,218
		10,649,769
	Total Common Stocks
	(Cost $9,772,706)	14,389,361

Principal Amount
SHORT-TERM INVESTMENTS 6.2%
	Money Market Deposit Account 6.2%
$1,044,834	U.S. Bank N.A., 4.210% (b)	1,044,834
	Total Short-Term Investments
	(Cost $1,044,834)	1,044,834

	Total Investments 91.5%
	(Cost $10,817,540)	15,434,195

	Other Assets in Excess of Liabilities 8.5%	1,434,144

	TOTAL NET ASSETS 100.0%	$16,868,339

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount.
The rate shown is as of September 30, 2023.

Frontier MFG Global Sustainable Fund
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Number of Shares		Value
COMMON STOCKS 94.4%
	Germany 4.1%
8,219	SAP SE	$1,063,884

	Spain 1.9%
3,244	Aena SME SA	488,149

	Switzerland 10.1%
13,278	Nestle SA	1,503,017
10,694	Novartis AG	1,092,164
		2,595,181
	Taiwan, Province of China 3.1%
9,069	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	788,096

	United Kingdom 5.0%
11,244	Reckitt Benckiser Group PLC	792,940
10,282	Unilever PLC	509,035
		1,301,975
	United States 70.2%
13,761	Alphabet, Inc. - Class C (a)	1,814,388
9,120	Amazon.com, Inc. (a)	1,159,334
6,295	American Tower Corp.	1,035,213
341	Booking Holdings, Inc. (a)	1,051,627
2,651	CME Group, Inc.	530,783
9,695	Dollar General Corp.	1,025,731
12,396	Eversource Energy	720,827
9,421	Intercontinental Exchange, Inc.	1,036,498
2,728	Mastercard, Inc. - Class A	1,080,043
1,898	McDonald's Corp.	500,009
4,139	Meta Platforms, Inc. - Class A (a)	1,242,569
6,012	Microsoft Corp.	1,898,289
7,085	Mondelez International, Inc. - Class A	491,699
3,605	Salesforce, Inc. (a)	731,022
9,020	The Coca-Cola Co.	504,940
31,213	U.S. Bancorp	1,031,902
1,522	UnitedHealth Group, Inc.	767,377
3,230	Visa, Inc. - Class A	742,932
6,203	Yum! Brands, Inc.	775,003
		18,140,186
	Total Common Stocks
	(Cost $21,676,022)	24,377,471

Principal Amount
SHORT-TERM INVESTMENTS 5.1%
	Money Market Deposit Account 5.1%
$1,325,680	U.S. Bank N.A., 4.210% (b)	1,325,680
	Total Short-Term Investments
	(Cost $1,325,680)	1,325,680

	Total Investments 99.5%
	(Cost $23,001,702)	25,703,151

	Other Assets in Excess of Liabilities 0.5%	126,113

	TOTAL NET ASSETS 100.0%	$25,829,264

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount.
The rate shown is as of September 30, 2023.

ADR - American Depositary Receipt

Frontier MFG Core Infrastructure Fund
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Number of Shares		Value
COMMON STOCKS 95.9%
	Australia 4.8%
813,873	APA Group	$4,329,669
937,921	Atlas Arteria Ltd.	3,320,986
1,595,398	Transurban Group	12,963,667
		20,614,322
	Belgium 1.0%
46,051	Elia Group SA/NV	4,506,599

	Canada 13.9%
428,158	Algonquin Power & Utilities Corp.	2,534,431
111,264	Brookfield Renewable Corp. - Class A	2,663,127
124,795	Canadian Utilities Ltd. - Class A	2,636,935
174,792	Emera, Inc.	6,102,438
387,433	Enbridge, Inc.	12,850,253
305,535	Fortis, Inc.	11,605,044
375,025	Hydro One Ltd.	9,547,848
360,214	TC Energy Corp.	12,387,702
		60,327,778
	Chile 0.3%
3,600,226	Aguas Andinas SA - Class A	1,085,649

	France 5.9%
61,263	Aeroports de Paris SA	7,224,818
338,561	Getlink SE	5,397,307
118,836	Vinci SA	13,146,952
		25,769,077
	Germany 0.7%
57,245	Fraport AG Frankfurt Airport Services Worldwide (a)	3,026,375

	Hong Kong 1.4%
1,290,159	Power Assets Holdings Ltd.	6,230,830

	Italy 5.7%
153,558	ACEA SpA	1,670,117
339,385	Enav SpA	1,255,132
501,905	Italgas SpA	2,567,863
2,080,582	Snam SpA	9,762,660
1,259,350	Terna SpA	9,472,125
		24,727,897
	Mexico 3.0%
200,316	Grupo Aeroportuario del Centro Norte SAB de CV	2,177,585
274,396	Grupo Aeroportuario del Pacifico SAB de CV - Class B	4,505,117
173,572	Grupo Aeroportuario del Sureste SAB de CV - Class B	4,253,274
226,587	Promotora y Operadora de Infraestructura SAB de CV	2,018,773
		12,954,749
	Netherlands 0.6%
77,842	Koninklijke Vopak NV	2,662,662

	New Zealand 1.4%
935,199	Auckland International Airport Ltd. (a)	4,432,142
619,171	Vector Ltd.	1,464,051
		5,896,193
	Portugal 0.3%
505,595	REN - Redes Energeticas Nacionais SGPS SA	1,292,600

	Spain 10.9%
89,462	Aena SME SA	13,462,024
370,287	Cellnex Telecom SA	12,879,323
162,190	Enagas SA	2,685,786
421,351	Ferrovial SE (a)	12,875,224
335,659	Redeia Corp. SA	5,280,365
		47,182,722
	Switzerland 0.9%
19,232	Flughafen Zuerich AG	3,661,698

	United Kingdom 5.7%
1,092,901	National Grid PLC	13,070,466
188,397	Pennon Group PLC	1,345,046
192,597	Severn Trent PLC	5,553,305
421,846	United Utilities Group PLC	4,874,465
		24,843,282
	United States 39.4%
13,401	ALLETE, Inc.	707,573
60,391	Alliant Energy Corp.	2,925,944
56,649	Ameren Corp.	4,239,045
115,518	American Electric Power Co., Inc.	8,689,264
10,206	American States Water Co.	803,008
54,982	American Tower Corp.	9,041,790
46,407	American Water Works Co., Inc.	5,746,579
33,974	Atmos Energy Corp.	3,598,866
93,222	Avangrid, Inc.	2,812,508
12,011	Avista Corp.	388,796
16,572	Black Hills Corp.	838,378
14,142	California Water Service Group	669,058
135,025	CenterPoint Energy, Inc.	3,625,421
1,671	Chesapeake Utilities Corp.	163,340
69,983	CMS Energy Corp.	3,716,797
80,292	Consolidated Edison, Inc.	6,867,375
97,883	Crown Castle Corp.	9,008,173
187,427	Dominion Energy Corp.	8,372,364
49,140	DTE Energy Co.	4,878,619
97,462	Duke Energy Corp.	8,601,996
50,413	Entergy Corp.	4,663,203
63,923	Essential Utilities, Inc.	2,194,477
55,329	Evergy, Inc.	2,805,180
80,602	Eversource Energy	4,687,006
223,919	Exelon Corp.	8,461,899
125,886	FirstEnergy Corp.	4,302,784
13,136	IDACORP, Inc.	1,230,186
9,068	MGE Energy, Inc.	621,249
6,850	Middlesex Water Co.	453,813
98,640	NiSource, Inc.	2,434,435
7,085	Northwest Natural Holding Co.	270,364
9,420	NorthWestern Corp.	452,725
48,505	OGE Energy Corp.	1,616,672
13,787	ONE Gas, Inc.	941,376
21,791	Pinnacle West Capital Corp.	1,605,561
15,904	PNM Resources, Inc.	709,477
19,011	Portland General Electric Co.	769,565
160,354	PPL Corp.	3,777,940
115,462	Public Service Enterprise Group, Inc.	6,570,942
24,984	SBA Communications Corp.	5,001,047
126,499	Sempra	8,605,727
7,821	SJW Group	470,120
13,542	Spire, Inc.	766,206
132,753	The Southern Co.	8,591,774
73,378	WEC Energy Group, Inc.	5,910,598
128,368	Xcel Energy, Inc.	7,345,217
		170,954,437
	Total Common Stocks
	(Cost $365,289,285)	415,736,870

CLOSED-END FUNDS 1.4%
	Republic of Korea 0.5%
248,726	Macquarie Korea Infrastructure Fund	2,253,470

	United Kingdom 0.9%
1,326,110	HICL Infrastructure PLC	2,006,316
1,235,783	International Public Partnerships Ltd.	1,862,062
		3,868,378
	Total Closed-End Funds
	(Cost $7,587,979)	6,121,848

Principal Amount
SHORT-TERM INVESTMENTS 1.6%
	Money Market Deposit Account 1.6%
$7,025,595	U.S. Bank N.A., 4.210% (b)	7,025,595
	Total Short-Term Investments
	(Cost $7,025,595)	7,025,595

	Total Investments 98.9%
	(Cost $379,902,859)	428,884,313

	Other Assets in Excess of Liabilities 1.1%	4,956,315

	TOTAL NET ASSETS 100.0%	$433,840,628

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount.
The rate shown is as of September 30, 2023.

Frontier HyperiUS Global Equity Fund
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Number of Shares		Value
COMMON STOCKS 98.2%
	France 7.7%
278	Hermes International SCA	$506,747
552	Kering SA	250,808
466	LVMH Moet Hennessy Louis Vuitton SE	351,751
		1,109,306
	Luxembourg 5.6%
5,143	Spotify Technology SA (a)	795,313

	United States 84.9%
4,390	Airbnb, Inc. - Class A (a)	602,352
4,083	Alphabet, Inc. - Class A (a)	534,301
9,648	Amazon.com, Inc. (a)	1,226,453
9,294	Block, Inc. - Class A (a)	411,352
937	Costco Wholesale Corp.	529,368
1,175	Intuit, Inc.	600,355
1,499	Intuitive Surgical, Inc. (a)	438,143
1,580	Mastercard, Inc. - Class A	625,538
1,575	Meta Platforms, Inc. - Class A (a)	472,831
3,788	Microsoft Corp.	1,196,060
35,555	Palantir Technologies, Inc. (a)	568,880
2,534	Roku, Inc. - Class A (a)	178,875
2,306	Salesforce, Inc. (a)	467,611
2,516	ServiceNow, Inc. (a)	1,406,344
6,472	Tesla, Inc. (a)	1,619,424
2,575	Visa, Inc. - Class A	592,276
3,345	Workday, Inc. - Class A (a)	718,673
		12,188,836
	Total Common Stocks
	(Cost $14,417,581)	14,093,455

Principal Amount
SHORT-TERM INVESTMENTS 1.7%
	Money Market Deposit Account 1.7%
$240,437	U.S. Bank N.A., 4.210% (b)	240,437
	Total Short-Term Investments
	(Cost $240,437)	240,437

	Total Investments 99.9%
	(Cost $14,658,018)	14,333,892

	Other Assets in Excess of Liabilities 0.1%	15,683

	TOTAL NET ASSETS 100.0%	$14,349,575

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount.
The rate shown is as of September 30, 2023.

Investment Valuation – Securities are valued at their fair value. Equity securities that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, “NASDAQ”), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value (“NAV”). Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time a Fund’s NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a predetermined threshold and provided the fair value prices exceed a pre-established confidence level. The Funds will also value foreign securities at fair value in accordance with the Adviser’s fair valuation procedures in the case of other significant events relating to a particular foreign issuer or market. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Company has retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser as “valuation designee” of the Board of Directors (the “Board”) pursuant to policies and procedures adopted pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. The Adviser uses its Valuation Committee to make any required fair value determinations. The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs).

These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Funds’ securities as of September 30, 2023:

Global Equity Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$11,081,176	$3,308,185	$-	$14,389,361
Total Equity	11,081,176	3,308,185	-	14,389,361
Short-Term Investments	1,044,834	-	-	1,044,834
Total Investments in Securities	$12,126,010	$3,308,185	$-	$15,434,195

Sustainable Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$18,928,282	$5,449,189	$-	$24,377,471
Total Equity	18,928,282	5,449,189	-	24,377,471
Short-Term Investments	1,325,680	-	-	1,325,680
Total Investments in Securities	$20,253,962	$5,449,189	$-	$25,703,151

Core Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$244,236,964	$171,499,906	$-	$415,736,870
Closed-End Funds	2,006,316	4,115,532	-	6,121,848
Total Equity	246,243,280	175,615,438	-	421,858,718
Short-Term Investments	7,025,595	-	-	7,025,595
Total Investments in Securities	$253,268,875	$175,615,438	$-	$428,884,313

HyperiUS Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$12,984,149	$1,109,306	$-	$14,093,455
Total Equity	12,984,149	1,109,306	-	14,093,455
Short-Term Investments	240,437	-	-	240,437
Total Investments in Securities	$13,224,586	$1,109,306	$-	$14,333,892

(a) See each Fund's Schedule of Investments for sector or country classifications.

Tax Disclosure - Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations as incurred. During the period, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds have no examinations in progress.